Basis of preparation of financial statements (Policies)	12 Months Ended
Dec. 31, 2022
Basis Of Preparation Of Financial Statements
Principles for consolidation

a) Principles for consolidation

The Company's financial statements reflect the assets, liabilities and transactions of the Parent Company and its direct and indirect subsidiaries (“subsidiaries”). Intercompany balances and transactions, which include unrealized profits, are eliminated. A list of the most relevant companies, including subsidiaries, associates and joint ventures, and the accounting policies applied in the preparation of the consolidated financial statements are described in note 15.

b) Functional currency and presentation currency

The financial statements of the Company and its associates and joint ventures are measured using the currency of the primary economic environment in which the entity operates (“functional currency”), in the case of the Parent Company is the Brazilian real (“R$”). For presentation purposes, these financial statements are presented in United States dollar (“US$”) as the Company believes that this is how international investors analyze the financial statements.

The income statement and cash flows statements of the investees, with a different functional currency from the Parent Company, are translated into Brazilian real at the average monthly exchange rate, the assets and liabilities are translated at the final rate and the other equity items are translated at the historical rate. All monetary exchange differences are recognized in comprehensive income as “Translation adjustments”.

When a foreign operation is totally or partially disposed, the monetary exchange differences that were recorded in the equity are recognized in the income statement for the year, see accounting policy in note 15 of these financial statements.

The main exchange rates used by the Company to translate its foreign operations are as follows:

	Closing rate			Average rate
	2022	2021	2020	2022	2021	2020
US Dollar ("US$")	5.2177	5.5805	5.1967	5.1655	5.3956	5.1578
Canadian dollar ("CAD")	3.8550	4.3882	4.0771	3.9705	4.3042	3.8480
Euro ("EUR")	5.5694	6.3210	6.3779	5.4420	6.3784	5.8989

c) Critical accounting estimates and judgments

The preparation of financial statements requires the use of critical accounting estimates and Management also needs to exercise judgement in applying the Company’s accounting policies.

The Company makes estimates about the future based on assumptions. Accounting estimates and judgments are continually evaluated and are based on management's experience and knowledge, information available at the date of the financial statements and other factors, including expectations of future events that are considered reasonable under the circumstances. Accounting estimates, by definition, will seldom equal the actual results.

The areas involving significant estimates or judgements or complexity, and of items which are more likely to be materially adjusted due to estimates and assumptions are presented in the following notes:

Note	Significant estimates and judgments
7	Streaming transactions
8	Deferred income taxes and uncertain tax positions
15	Consolidation
18	Mineral reserves and mines useful life
19	Impairment of non-current assets
20	Fair values estimate
24	Liabilities related to Brumadinho
25	Liabilities related to associates and joint ventures
26	Provision for de-characterization of dam structures and asset retirement obligations
28	Litigation
29	Employee post retirement obligation

d) Accounting impacts related to environmental, social and governance initiatives (“ESG”)

The Company has assumed commitments to integrate sustainability into its business through a comprehensive approach, based on systematic planning and execution. Prioritizing risk and impact management and establishing a social, economic and environmental legacy in the locations where Vale operates.

Investments announced by the Company's and its strategy for ESG initiatives were assessed in the context of the Company's critical accounting judgments and key estimates. Future changes in this strategy or in the global scenario may affect the Company's main estimates and may result in material impacts on the income statement and on assets and liabilities accounting balances of the Company in successive fiscal years.

The main actions taken or announced to date, which have already resulted or will result in a direct impact on the Company's financial statements are described below. Other initiatives are detailed in the Integrated Report, made available on the Company's website, which were not incorporated by reference.

Environmental pillar

Climate changes

•	The Company is committed to reduce carbon emissions from its mining activities, in line with the Paris Agreement objective of limiting global warming to well below 2°C (3.6 °F). The Company's strategy considers as main objectives: (i) 33% reduction by 2030 of the emissions released into the atmosphere as a direct result of its operations ("scope 1") and of indirect emissions, from the electric energy acquired by the Company (“scope 2”), already considering the increase in production levels projected for the upcoming years; (ii) 100% of electricity consumption from renewable sources by 2030; (iii) 15% reduction by 2035 of indirect emissions not included in scope 2 (“scope 3”); and (iv) neutrality of scope 1 and 2 emissions by 2050.

•	To achieve the scope 1 and 2 commitments, the Company announced investments between US$4 billion and US$6 billion up to 2030 to develop low carbon solutions, such as electrification, use of biofuels and generation and use of renewable energy. The effective disbursements with these investments will be capitalized or expensed, depending on its nature and function, in the period in which they are incurred.

Low carbon products and renewable energy

•	In April 2022, Vale completed the sale of its coal operations located in Mozambique and Malawi, in line with its commitment of decarbonization and sustainable mining. As a result, the Company has no longer coal operations (note 16a).

•	In June 2022, the Company announced the creation of an operation of Corporate Venture Capital (“Vale Ventures”), the objective is to invest approximately US$100 in sustainable mining initiatives. The Company's objective is to acquire minority stakes in startups that are focused on decarbonization initiatives within the mining process, mining without waste, energy transition metals and other technologies.

•	In October 2022, the Company entered into three agreements with local authorities and customers to jointly study the development of industrial complexes in the United Arab Emirates and Oman, to build plants for low-carbon products aimed at the steel industry. In addition, Vale also signed a memorandum of understanding with the steelmaker Stahl-Holding-Saar GmbH (“SHS”), to seek solutions focused on the carbon-neutral steel production process, including the use of Vales green iron ore briquette. Investments made will be accounted for when they are incurred.

•	In November 2022, the Company started the Sol do Cerrado project, for construction of a solar energy plant located in Minas Gerais, the capacity will represent approximately 16% of the energy consumed by Vale in Brazil. The start of operation is expected for July 2023, it will contribute to Vale's renewable energy commitments and reduction of carbon emissions. As at December 31, 2022, the Company invested US$197 (R$1,030 million) as property, plant and equipment (note 18).

•	In February 2021, the Company concluded an investment of US$6 in Boston Electrometallurgical Company (note 14) to acquire a minority interest and promote the development of a technology focused on reducing carbon dioxide emissions in the steel production.

Forest conservation

•	In November 2022, Vale announced the creation of the company Biomas, in which it will hold a 14.28% stake, together with Itaú Unibanco, Marfrig, Rabobank, Santander and Suzano. The Company will invest US$4 (R$20 million) to set up this company, which will carry out restoration, conservation and preservation activities for 4 million hectares of forests in Brazil, in line with the forest protection strategy. Completion of the transaction is subject to customary regulatory approvals.

•	In 2021, Vale signed partnerships with three Conservation Units managed by the Chico Mendes Institute for Biodiversity Conservation. Together, these Biological Reserves help to protect more than 62 thousand hectares of Atlantic Forest, in three Brazilian states. Additionally, Vale supported the development of five agroforestry businesses that implemented productive recovery models in 5,125 hectares in a pilot phase, totaling, between 2020 and 2021, an area of more than 6 thousand hectares. Investments made will be accounted for when they are incurred.

Social pillar

Sustainable mining

•	In 2019, the Company invested US$496 (R$1,884 million) in the acquisition of New Steel, a company that develops iron ore processing and beneficiation technology through dry magnetic iron ore concentration, which results in a completely dry process. In this transaction, Vale recorded an intangible asset related to the development of this technology, which will be used in the Company's iron ore operations (note 17).

•	The implementation and execution of future use projects, after the decommissioning, is not required by law. However, the Company has been studying a governance to assess the future use, considering its aptitudes, post-operational usage intention, socio-economic development of the community and the characteristics of the physical and biotic environments in which Vale operates. Any future commitments, if assumed by Vale, may result in material impact on the amount of the provision (note 26).

•	Within the scope for community safety, as a preventive step, Vale considers social data on all people inserted in the self-rescue zones of its flood spots and carries out preventive relocation or emergency evacuation of communities located in these zones when the dam emergency level rises. In 2022, the Company recorded a provision in the amount of US$57 (R$292 million), related to the Nova Lima dam self-rescue zones (note 26).

Communities

•	In 2022, the Company recorded a provision in the amount of US$7 (R$39 million) referring to two indemnity agreements with indigenous communities impacted by the Brumadinho dam failure (note 24), belonging to the Pataxó and Pataxó Hã-Hã-Hãe communities.

•	In 2022, the Company also entered into an indemnity agreement with the indigenous communities Xikrin do Cateté and Kayapó (note 28b). The Company will make annual payments until it operates certain assets in the State of Pará. These expenses will be recorded in the period in which they occur.

•	To contribute with its suppliers’ development, the Company has created a website with financial institutions aiming to enable small and medium suppliers to anticipate their receivables with better interest rates. As at December 31, 2022 the outstanding balances related to these suppliers were US$202 (note 13).

Governance pillar

•	The Company is committed to aligning compensation programs with the business strategy and to the objective of making Vale a safer company. Since 2020, the Company has been following new standards for remuneration of its key-personnel. For short-term compensation, at least 30% of performance targets are driven by ESG metrics and directly related to safety, risk management and sustainability goals, and for long-term compensation target is at least 25% of targets performance should be based on ESG metrics (note 29).

Significant accounting policies

e) Significant accounting policies

The significant accounting policies applied in the preparation of these financial statements have been included in the respective notes and are consistent for all years presented, except for the adoption in 2021 of accounting policies to reflect new circumstances and transactions that occurred in that year: (i) the reclassification of cumulative translation adjustments from partial disposals of investments in subsidiaries (note 15), and (ii) the share-based payment programs were modified and, since then, treated as “equity-settled” (note 29).

Certain new accounting standards and interpretations have been published that are not mandatory for December 31, 2022, reporting periods or have not impacted these financial statements. The Company did not early adopt any of these standards and does not expect them to have a material impact on the entity in future reporting periods.